BUSINESS COMBINATIONS AND DISPOSITIONS (Tables) (Laffans Petrochemicals Limited)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Laffans Petrochemicals Limited
Business Combinations
Preliminary allocation of acquisition cost to the assets acquired and liabilities assumed

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	2
Other current assets	2
Property, plant and equipment	12
Intangibles	3
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Acquisition cost	$23

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$10
Inventories	2
Other current assets	2
Property, plant and equipment	14
Accounts payable	(3)
Accrued liabilities	(1)
Other noncurrent liabilities	(1)

Total fair value of net assets acquired	$23

Estimated pro forma revenues and net income (loss) attributable

Pro Forma Nine months ended September 30, 2011
Revenues	$8,603
Net income attributable to Huntsman International	150

	Pro Forma
	Year ended (unaudited)
	2011	2010
Revenues	$11,235	$9,301
Net income attributable to Huntsman International	254	181